CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]
Balance at the beginning at Jul. 07, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	25,000	24,310			$ 690
Shares issues					6,900,000
Net income (loss)	(32,821)		(32,821)
Balance at the end at Dec. 31, 2020	(7,821)	24,310	(32,821)	$ 0	$ 690
Balance at the end (in shares) at Dec. 31, 2020				0	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares subject to redemption	(29,599,596)	(24,310)	(29,575,286)
Issuance of Class B common stock to Sponsors	1,200,000
Net income (loss)	(11,539,665)		(11,539,665)
Balance at the end at Dec. 31, 2021	$ (41,147,082)	$ 0	$ (41,147,772)	$ 0	$ 690
Balance at the end (in shares) at Dec. 31, 2021				0	6,900,000